Prepayments on long-term assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepayments on long-term assets
The following is a summary of prepayments on long-term assets as of December 31,2023 and 2024:

	As of December 31,
	2023	2024
	(in thousands)
Prepayments on buildings (Note a)	112,856	—
Prepayments on other non-current assets (Note b)	569	—

	113,425	—